Note 11 - Rehabilitation Provisions - Rehabilitation Provisions Assumptions (Details) - Provision for decommissioning, restoration and rehabilitation costs [member]	Nov. 30, 2023	Nov. 30, 2022
Current estimate of future cash outflows to be paid to fulfil obligation, measurement input [member]
Statement Line Items [Line Items]
Assumption	386,000	235,000
Current estimate of future cash outflows to be paid to fulfil obligation, measurement input [member] | Yellowknife Gold project [member]
Statement Line Items [Line Items]
Assumption	490,000	490,000
Life expectancy [member]
Statement Line Items [Line Items]
Assumption	10	3
Life expectancy [member] | Yellowknife Gold project [member]
Statement Line Items [Line Items]
Assumption	2	3
Inflation rate [member]
Statement Line Items [Line Items]
Assumption	2	3.48
Inflation rate [member] | Yellowknife Gold project [member]
Statement Line Items [Line Items]
Assumption	2.37	3
Discount rate, measurement input [member]
Statement Line Items [Line Items]
Assumption	4.37	4.13
Discount rate, measurement input [member] | Yellowknife Gold project [member]
Statement Line Items [Line Items]
Assumption	4.2	3.64